Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net [Abstract]
Schedule of composition of property and equipment
	December 31,
	2021	2020
Cost:
Computers and peripheral equipment	$103	$62
Office furniture and equipment	3	2
	106	64
Accumulated depreciation:
Computers and peripheral equipment	56	35
Office furniture and equipment	2	—
	58	35
Depreciated cost	$48	$29